Cover Page	3 Months Ended
Mar. 31, 2020
Entity Information [Line Items]
Document Type	S-4
Entity Registrant Name	ASHFORD HOSPITALITY TRUST INC
Entity Filer Category	Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001232582
Amendment Flag	false